Income Taxes	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income Taxes

Note 12 — Income Taxes

Fiscal Unity in the Netherlands

With an effective date of November 21, 2022, NewAmsterdam Pharma Company N.V. formed a fiscal unity with NewAmsterdam Pharma Holding B.V. and NewAmsterdam Pharma B.V. for corporate income tax purposes. A company and its subsidiaries that are part of the fiscal unity are jointly and severally liable for the tax payable by the fiscal unity.

Effective Tax Rate

The table below outlines the reconciliation between the maximum statutory tax rate in 2022 in the Netherlands of 15% for the first €395,000 and 25.8% thereafter (In 2021, this rate was 15% for the first €245.000 and 25% thereafter; in 2020, 16.5% for the first €200,000 and 25% thereafter) and the effective income tax rates for the Company, together with the corresponding amounts, for the years ended December 31:

	2022	2021	2020

Loss before tax	(78,052)	(28,599)	(5,749)
Income tax benefit at statutory tax rate	20,095	7,125	1,420
Difference due to the effects of:
Movement in unrecognized deferred tax assets resulting from carried forward losses	(20,095)	(7,125)	(1,420)
Income tax expense:	—	—	—
Effective tax rate:	0%	0%	0%

Deferred Taxes

Unused tax losses and other credits carried forwards

The Group recognizes a deferred tax asset for unused tax losses, to the extent that it is probable that the deferred tax asset could be utilized against taxable income within the foreseeable future.

As at December 31, 2022, tax losses can be carried forward indefinitely to offset against future taxable income, with utilization of such losses limited to 50% of taxable income in excess of € 1 million in any respective year. As at December 31, 2022, at December 31, 2021 and at December 31, 2020, the Group had assessed losses amounting to €78.1 million, €28.6 million and €6.1 million, respectively. In addition, the Group assumed carry forward losses from the following tax periods, resulting from the fiscal unity of the Company and NewAmsterdam Pharma B.V. as associated with the acquisition of its assets and liabilities:

Year	Tax loss
2012-2013	7,097
2014	11,303
2015	27,255
2016	86,547
2017	1,340
2018	2,303
2019	3,019
2020	6,077
2021	28,599
2022	78,052
251,592

No deferred tax asset was recognized for these assessed losses as the Group has no products approved for sale, it is not yet probable that the unused tax losses can be utilized against any taxable amounts from the Menarini License, and there are no sources of income in general.